Expense Example - SA Goldman Sachs Multi-Asset Insights Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	88	349	631	1,435	113	429	769	1,727